Intangible Assets and Goodwill	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets and Goodwill	Goodwill was recorded in connection with the Company's acquisition of Collier Jennings Financial Corporation in July 2006. The goodwill balance of $1.2 million remained unchanged at both December 31, 2021 and 2020. In accordance with accounting guidance, the Company evaluates its goodwill on an annual basis. The evaluations were performed as of December 31, 2021 and December 31, 2020 for the years ended December 31, 2021 and 2020, respectively. At the time of the evaluations the Company determined that no impairment existed. Therefore, there was no write-down of goodwill for the years ended December 31, 2021 and 2020.